Consolidated Statements Of Changes In Stockholders' Equity And Comprehensive Income (USD $) In Thousands, except Share data	Common Stock [Member]	Capital Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2008	$ 4,455	$ 787	$ 21,102	$ (1,425)	$ 24,919
Balances, shares at Dec. 31, 2008	1,485,089
Net income			351		351
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit				68	68
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax				660	660
Comprehensive income					1,079
Cash dividends declared by Bankshares			(147)		(147)
Balances at Dec. 31, 2009	4,455	787	21,306	(697)	25,851
Balances, shares at Dec. 31, 2009	1,485,089
Net income			687		687
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit				(88)	(88)
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax				37	37
Comprehensive income					636
Issuance of restricted stock and related expense, shares	10,500
Issuance of restricted stock and related expense	7	16			23
Stock-based compensation expense		47			47
Cash dividends declared by Bankshares			(75)		(75)
Balances at Dec. 31, 2010	4,462	850	21,918	(748)	26,482
Balances, shares at Dec. 31, 2010	1,495,589
Net income			1,063		1,063
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit				189	189
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax				(871)	(871)
Comprehensive income					381
Issuance of restricted stock and related expense, shares	1,000
Issuance of restricted stock and related expense	11	24			35
Stock-based compensation expense		49			49
Balances at Dec. 31, 2011	$ 4,473	$ 923	$ 22,981	$ (1,430)	$ 26,947
Balances, shares at Dec. 31, 2011	1,496,589